Employee Compensation - Share-Based Compensation	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Employee Compensation - Share-Based Compensation
Note 20: Employee Compensation – Share-Based Compensation
Stock Option Plan
We maintain a Stock Option Plan for designated officers and employees. Options are granted at an exercise price equal to the closing price of our common shares on the day before the grant date. Stock options granted vest in equal tranches of 50% on the third and fourth anniversaries of their grant date. Each tranche is treated as a separate award with a different vesting period. In general, options expire 10 years from their grant date
.
We determine the fair value of stock options on their grant date and record this amount as compensation expense over the period that the stock options vest, with a corresponding increase to contributed surplus. When these stock options are exercised, we issue shares and record the amount of proceeds, together with the amount recorded in contributed surplus, in share capital. The estimated grant date fair value of stock options granted to employees who are eligible to retire is expensed at the date of grant
.
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2021		2020		2019
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	6,446,110	81.50	6,108,307	76.59	6,095,201	72.19
Granted	984,943	97.14	976,087	101.47	931,047	89.90
Exercised	1,630,867	67.88	563,613	61.89	902,651	60.21
Forfeited/cancelled	117,980	97.03	34,052	97.10	4,756	98.96
Expired	–	–	40,619	82.78	10,534	103.79
Outstanding at end of year	5,682,206	87.79	6,446,110	81.50	6,108,307	76.59
Exercisable at end of year	2,616,750	77.34	3,595,744	69.16	3,507,803	64.57
Available for grant	12,708,296		13,575,259		2,487,645

(1)	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2021, 2020 and 2019, respectively.
For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date, respectively.
Employee compensation expense related to this plan for the years ended October 31, 2021, 2020 and 2019 was $10 million, $9 million and $9 million, respectively.
Options outstanding and exercisable at October 31, 2021 by range of exercise price were as follows:

(Canadian $, except as noted)					2021
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$50.01 to $60.00	107,888	0.1	56.00	107,888	56.00
$60.01 to $70.00	1,065,947	1.6	64.58	1,065,947	64.58
$70.01 to $80.00	691,456	3.7	77.57	691,456	77.57
$80.01 to $90.00	878,372	7.1	89.90	–	–
$90.01 and over	2,938,543	7.6	99.16	751,459	98.27

The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2021	2020	2019
Unrecognized compensation cost for non-vested stock option awards	7	7	6
Cash proceeds from stock options exercised	111	35	54
Weighted-average share price for stock options exercised (in dollars)	115.42	94.44	99.84
The fair value of options granted was estimated using a binomial option pricing model. The weighted-average fair value of options granted during the years ended October 31, 2021, 2020 and 2019 was $10.75, $9.46 and $10.23, respectively. To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2021	2020	2019
Expected dividend yield	4.9%	4.3%	5.7%
Expected share price volatility	20.6% – 20.7%	15.4%	20.0% – 20.1%
Risk-free rate of return	1.0%	1.9% – 2.0%	2.5%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0
Changes to the input assumptions can result in different fair value estimates.
Expected dividend yield is based on market expectations of future dividends on our common shares. Expected share price volatility is determined based on the market consensus implied volatility for traded options on our common shares. The risk-free rate is based on the yields of a Canadian swap curve with maturities similar to the expected period until exercise of the options. The weighted-average exercise price on the grant date for the years ended October 31, 2021, 2020 and 2019 was $97.14, $101.47 and $89.90, respectively.
Other Share-Based Compensation
Share Purchase Plans
We offer various employee share purchase plans. The largest of these plans provides employees with the option of directing a portion of their gross salary toward the purchase of our common shares. We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $75,000 ($100,000 prior to December 31, 2020). Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately. The shares held in the employee share purchase plan are purchased on the open market and are considered outstanding for purposes of computing earnings per share. The dividends earned on our common shares held by the plan are used to purchase additional common shares on the open market.
We account for our contributions as employee compensation expense when they are contributed to the plan.
Employee compensation expense related to these plans for the years ended October 31, 2021, 2020 and 2019 was $46 million, $58 million and $54 million, respectively. There were 18.0 million, 19.2 million and 18.0 million common shares held in these plans for the years ended October 31, 2021, 2020 and 2019, respectively.
Compensation Trusts
We sponsor various share ownership arrangements, certain of which are administered through trusts into which our matching contributions are paid.
We are not required to consolidate our compensation trusts. The assets held by the trusts are not included in our consolidated financial statements.
Total assets held under our share ownership arrangements amounted to $2,425 million as at October 31, 2021 ($1,523 million as at October 31, 2020).
Mid-Term
Incentive Plans
We offer
mid-term
incentive plans for executives and certain senior employees. Payment amounts are adjusted to reflect reinvested dividends and changes in the market value of our common shares. Depending on the plan, the recipient receives either a single cash payment at the end of the three-year period of the plan, or cash payments over the three years of the plan. As the awards are cash-settled, they are recorded as liabilities. Amounts payable under such awards are recorded as compensation expense over the vesting period. Amounts related to units granted to employees who are eligible to retire are expensed at the time of grant. Subsequent changes in the fair value of the liability are recorded in compensation expense in the period in which they arise.
Mid-term
incentive plan units granted during the years ended October 31, 2021, 2020 and 2019 totalled 6.4 million, 5.7 million and 6.3 million, respectively.
The weighted-average
fair value of these units granted during the years ended 0ctober 31, 2021, 2020 and 2019 was $91.62, $99.59 and $98.52, respectively, and we recorded employee compensation expense of $1,234 million, $363 million and $610 million, respectively. We hedge the impact of the change in market value of our common shares by entering into total return swaps. We also enter into foreign currency swaps to manage the foreign exchange translation from our U.S. businesses. Gains (losses) on total return swaps and foreign currency swaps recognized for the years ended October 31, 2021, 2020 and 2019 were $719 million, $(175) million and $20 million, respectively, resulting in net employee compensation expense of $515 million, $538 million and $590 million, respectively.
A total of 17.6 million, 17.0 million and 17.2 million
mid-term
incentive plan units were outstanding as at October 31, 2021, 2020 and 2019, respectively, and the intrinsic value of those awards which had vested was $1,679 million, $1,019 million and $1,251 million, respectively.
Deferred Incentive Plans
We offer deferred incentive plans for members of our Board of Directors, executives and key employees in BMO Capital Markets and Wealth Management. Under these plans, fees, annual incentive payments and/or commissions can be deferred as share units of our common shares. These share units are either fully vested on the grant date or vest at the end of three years. The value of these share units is adjusted to reflect reinvested dividends and changes in the market value of our common shares.
Deferred incentive plan payments are paid in cash upon the participant’s departure from the bank.
Employee compensation expense for these plans is recorded in the year the fees, incentive payments and/or commissions are earned. Changes in the amount of the incentive plan payments as a result of dividends and share price movements are recorded as increases or decreases in employee compensation expense in the period of the change.
Deferred
incentive plan units granted during the years ended October 31, 2021, 2020 and 2019 totalled 0.4 million, 0.3 million and 0.3 million, respectively, and the weighted-average fair
 value of these units granted during the years ended October 31, 2021, 2020 and 2019 was $113.08, $85.47 and $97.27, respectively.
Liabilities related to these plans are recorded in other liabilities in our Consolidated Balance Sheet and totalled $609 million and $379 million as at October 31, 2021 and 2020, respectively.
Employee compensation expense related to these plans for the years ended October 31, 2021, 2020 and 2019 was $279 million, $(62) million and $17 million, respectively. We have entered into derivative instruments to hedge our exposure related to these plans. Changes in the fair value of these derivatives are recorded as employee compensation expense in the period in which they arise. Gains (losses) on these derivatives recognized for the years ended October 31, 2021, 2020 and 2019 were $271 million, $(67) million and $4 million, respectively. These gains (losses) resulted in net employee compensation expense for the years ended October 31, 2021, 2020 and 2019 of $8 million, $5 million and $13 million, respectively.
A total of 4.6 million, 4.7 million and 4.8 million deferred incentive plan units were outstanding as at October 31, 2021, 2020 and 2019, respectively.